SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            Variable Separate Account

                                Supplement to the

                      POLARIS ADVANTAGE II VARIABLE ANNUITY
                        PROSPECTUS DATED JANUARY 23, 2012


The following prospectus provision is replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS             AVAILABILITY OR VARIATION            STATES
PROVISION

Withdrawal Charge      The Withdrawal Charge Schedule       Iowa
                       is as follows:                       Kentucky
                       9%, 8%, 7%, 6%, 5%, 4%, 3%,          Maryland
                       2%, 1%, 0%                           Minnesota
                                                            Mississippi
                                                            Nevada
                                                            Ohio
                                                            Texas




Dated: February 17, 2012




               Please keep this Supplement with your Prospectus